CREDITOR PROTECTION PROCEEDINGS (Details Textual) In Millions, except Share data, unless otherwise specified	12 Months Ended					12 Months Ended		12 Months Ended		3 Months Ended		12 Months Ended
	Dec. 31, 2012 CAD	Sep. 30, 2012	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2012 Senior Secured Notes Due 2016 [Member] CAD	Dec. 31, 2012 Senior Secured Notes Due 2014 [Member]	Dec. 31, 2012 Senior Secured Notes Due 2017 [Member] USD ($)	Dec. 31, 2012 Senior Secured Notes Mature September 13, 2017 [Member] USD ($)	Dec. 31, 2012 Unsecured Creditor [Member] CAD	Dec. 31, 2012 Prei [Member] CAD	Dec. 31, 2012 Prei [Member] CAD
Percentage Of Reduction In Hourly Wage Rates For Various Adjustments On New Labour Agreements	10.00%
Debt Instrument, Interest Rate, Effective Percentage						11.00%	7.375%
Description Of Principal Amount Of Creditor Approval	Approval of not less than 66 2/3% of the principal amount of each creditor class voting on the plan was required.
Percentage Of Principal Amount Of Secured Creditor Class Voted	99.50%
Percentage Of Principal Amount Of Unsecured Creditor Class Voted	64.00%
Minimum Percentage Of Approval Of Secured and Unsecured Creditors Received	99.00%
Long-term Debt, Gross						390.4		$ 250.0	$ 35.0
Debt Instrument, Interest Rate Terms								US$250.0 million aggregate principal amount of senior secured notes due in 2017 that bear interest, at the option of the company, at a rate of 11% per annum in cash or 13% per annum payable 7.5% cash and 5.5% payment-in-kind (PIK);
Common stock, issued	14,527,571	14,400,000								127,571
Common stock, outstanding	14,527,571	14,400,000	381,800,000	381,800,000	381,800,000
Percentage Of Common Stock Issue and Outstanding Subject To Dilution	100.00%
Percentage Of Net Proceeds On Pro Rata Share	50.00%
Pro Rata New Common Shares	600,000
Description Of General Creditors	''General creditors exchanged their general unsecured claims for: - their pro rata share of the PREI Proceeds Pool; or - if an equity election were made, their pro rata share of the Unsecured Creditor Share Pool; or - if a general unsecured claim were equal to or less than $10,000, or if a valid cash election were made, and such creditor elected to reduce their claim to $10,000, cash in an amount equal to 50% of the creditor's allowed claim (Cash Convenience Pool).''
Exit Financing	175.0
Proceeds from Secured Notes Payable						35
Wage Inflation Increase Percentage	2.00%
Repayments of Unsecured Debt	1.0									1.0
Proceeds from Sale of Interest in Corporate Unit											33.0	33.0